Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Accrued Liabilities and Other Payables [Line Items]
Payroll payables	$ 112,251	$ 117,577
Third Parties [Member]
Schedule of Accrued Liabilities and Other Payables [Line Items]
Other payables – third parties	1,002,788	1,330,330
Accrued liabilities and other payables – third parties	1,115,039	1,447,907
Related Parties [Member]
Schedule of Accrued Liabilities and Other Payables [Line Items]
Accrued liabilities and other payables – third parties	7,546	12,682
Other payables – related parties	$ 7,546	$ 12,682